Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Summary of Investments Included in Other Assets
A summary of these equity method investments, which are included in other assets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
Company (in thousands)	Ownership Percentage	2012	2011	2012	2011	2010
PreAnalytiX GmbH	50.00%	$18,182	$15,723	$1,972	$390	$2,969
QBM Cell Science	19.50%	$406	$395	$11	$(10)	$11
QIAGEN Finance	100.00%	$374	$252	$122	$103	$131
QIAGEN Euro Finance	100.00%	$931	$622	$309	$266	$273
Pyrobett	19.00%	$3,515	$3,749	$(234)	$(178)	$(73)
Dx Assays Pte Ltd	33.30%	$—	$—	$—	$—	$—
Scandinavian Gene Synthesis AB	40.00%	$—	$15,714	$(23)	$23	$—
Peak-Service	40.00%	$20	$20	$—	$—	$—